Goodwill and Intangible Assets, Net - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Detail) - Operating segments [member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	$ 0
Discount rate +1%	509
Long-term growth rate –1%	213
Colombia [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	0
Discount rate +1%	49
Long-term growth rate –1%	$ 23